Exchange rates (Tables)	12 Months Ended
Dec. 31, 2025
Foreign exchange rates [abstract]
Summary of currencies translations and relevant exchange rates	The
currencies which most influence these translations and the relevant exchange rates were:

	2025	2024	2023
Average rates:
US$/£	1.31	1.28	1.24
Euro/£	1.17	1.18	1.15
Yen/£	198	193	175

	2025	2024	2023
Period end rates:
US$/£	1.35	1.25	1.27
Euro/£	1.15	1.20	1.15
Yen/£	211	197	180